UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10161
Columbia Strategic Investor Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 73.8%
CONSUMER DISCRETIONARY – 8.6%
Auto Components – 1.2%
	Modine Manufacturing Co.	52,500	1,687,875
	Nokian Renkaat Oyj (Finland)	27,500	3,949,541
		Auto Components Total	5,637,416
Hotels, Restaurants & Leisure – 0.5%
	California Pizza Kitchen, Inc. (a)	22,500	563,625
	Fairmont Hotels & Resorts, Inc.	50,000	1,551,000
		Hotels, Restaurants & Leisure Total	2,114,625
Household Durables – 1.4%
	Cavco Industries, Inc. (a)	20,000	806,000
	Ekornes ASA (Norway)	110,000	2,563,414
	Leggett & Platt, Inc.	30,000	895,500
	Makita Corp., ADR	62,000	964,720
	Matsushita Electric Industrial Co. Ltd., ADR	100,000	1,490,000
		Household Durables Total	6,719,634
Internet & Catalog Retail – 0.3%
	IAC/InterActiveCorp (a)	57,500	1,419,675
		Internet & Catalog Retail Total	1,419,675
Leisure Equipment & Products – 0.4%
	Eastman Kodak Co.	47,500	1,553,725
	Nautilus Group, Inc.	20,000	435,800
		Leisure Equipment & Products Total	1,989,525
Media – 2.8%
	Comcast Corp., Class A (a)	50,000	1,482,500
	DirecTV Group, Inc. (a)	75,000	1,199,250
	Entravision Communications Corp., Class A (a)	75,000	615,000
	Fox Entertainment Group, Inc., Class A (a)	30,000	882,000
	Grupo Televisa SA, ADR	20,000	1,245,400
	Liberty Media Corp., Class A (a)	110,000	1,136,300
	Liberty Media International, Inc., Class A (a)	5,500	236,830
	McGraw-Hill Companies, Inc.	12,500	1,096,625
	Media General, Inc., Class A	30,000	1,866,000
	Time Warner, Inc. (a)	125,000	2,213,750
	Tribune Co.	30,000	1,301,100
		Media Total	13,274,755
Multiline Retail – 1.2%
	Dillard’s, Inc., Class A	50,000	1,259,000

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	May Department Stores Co.	45,000	1,265,400
	Saks, Inc.	55,000	765,050
	Stockmann Oyj ABP, Class B (Finland)	75,000	2,281,962
		Multiline Retail Total	5,571,412
Specialty Retail – 0.8%
	Bombay Co., Inc. (a)	125,000	865,000
	CarMax, Inc. (a)	67,500	1,879,875
	Weight Watchers International, Inc. (a)	20,000	793,000
		Specialty Retail Total	3,537,875
		CONSUMER DISCRETIONARY TOTAL	40,264,917
CONSUMER STAPLES – 4.8%
Beverages – 0.7%
	Coca-Cola Co.	50,000	1,965,500
	Coca-Cola Femsa, SA de CV, ADR	57,500	1,254,650
		Beverages Total	3,220,150
Food & Staples Retailing – 1.5%
	Albertson’s, Inc.	75,000	1,897,500
	Ito-Yokado Co., Ltd. (Japan)	30,000	1,184,585
	United Natural Foods, Inc. (a)	50,000	1,406,500
	Walgreen Co.	57,500	2,195,350
		Food & Staples Retailing Total	6,683,935
Food Products – 1.2%
	Delta & Pine Land Co.	50,000	1,335,000
	General Mills, Inc.	32,500	1,478,425
	Hain Celestial Group, Inc. (a)	40,000	777,200
	Unilever NV, NY Registered Shares	32,500	2,047,500
		Food Products Total	5,638,125
Household Products – 0.3%
	Kimberly-Clark Corp.	27,500	1,749,275
		Household Products Total	1,749,275
Personal Products – 0.6%
	Avon Products, Inc.	40,000	1,501,600
	Natura Cosmeticos SA (a) (Brazil)	52,500	1,291,300
		Personal Products Total	2,792,900

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.5%
	Altria Group, Inc.	40,000	2,299,600
		Tobacco Total	2,299,600
		CONSUMER STAPLES TOTAL	22,383,985
ENERGY – 9.0%
Energy Equipment & Services – 4.5%
	Core Laboratories NV (a)	50,000	1,177,500
	GlobalSantaFe Corp.	30,000	942,000
	Halliburton Co.	62,500	2,584,375
	Input/Output, Inc. (a)	275,500	2,416,135
	Schlumberger Ltd.	50,000	3,281,500
	TGS Nopec Geophysical Co., ASA (a) (Norway)	105,000	2,422,362
	Transocean, Inc. (a)	100,000	4,027,000
	Varco International, Inc. (a)	75,000	2,230,500
	Willbros Group, Inc. (a)	100,000	1,801,000
		Energy Equipment & Services Total	20,882,372
Oil & Gas – 4.5%
	Anadarko Petroleum Corp.	20,000	1,392,000
	BP PLC, ADR	40,000	2,454,000
	ConocoPhillips	22,500	2,047,275
	Devon Energy Corp.	50,000	2,071,000
	El Paso Corp.	40,000	417,600
	Exxon Mobil Corp.	50,000	2,562,500
	McMoRan Exploration Co. (a)	60,000	941,400
	Newfield Exploration Co. (a)	47,500	2,985,375
	Petroleo Brasileiro SA, ADR	40,000	1,526,400
	Plains Exploration & Production Co. (a)	52,500	1,471,575
	Statoil ASA, ADR	100,000	1,577,000
	Unocal Corp.	12,500	575,500
	Valero Energy Corp.	21,000	982,590
		Oil & Gas Total	21,004,215
		ENERGY TOTAL	41,886,587
FINANCIALS – 10.3%
Capital Markets – 1.9%
	Bank of New York Co., Inc.	37,500	1,234,125
	Charles Schwab Corp.	97,500	1,051,050
	LaBranche & Co., Inc. (a)	50,000	400,500
	Morgan Stanley	50,000	2,537,500
	Nikko Cordial Corp. (Japan)	130,000	646,689
	Nomura Holdings, Inc., ADR	100,000	1,394,000

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Piper Jaffray Companies, Inc. (a)	34,850	1,603,449
		Capital Markets Total	8,867,313
Commercial Banks – 3.2%
	Allied Irish Banks PLC, ADR	30,000	1,169,700
	Fifth Third Bancorp	42,500	2,140,300
	HSBC Holdings PLC, ADR	37,500	3,201,750
	Kookmin Bank, ADR (a)	15,000	561,900
	Mitsubishi Tokyo Financial Group, Inc., ADR	200,000	1,896,000
	SunTrust Banks, Inc.	22,500	1,604,250
	U.S. Bancorp	75,000	2,222,250
	Zions Bancorporation	30,000	1,995,000
		Commercial Banks Total	14,791,150
Consumer Finance – 0.2%
	MBNA Corp.	42,500	1,128,800
		Consumer Finance Total	1,128,800
Diversified Financials – 2.1%
	Citigroup, Inc.	65,000	2,908,750
	GATX Corp.	77,500	2,281,600
	JPMorgan Chase & Co.	120,200	4,525,530
		Diversified Financials Total	9,715,880
Insurance – 2.0%
	Hannover Rueckversicherung AG, Registered Shares (Germany)	60,000	2,163,340
	Marsh & McLennan Companies, Inc.	35,000	1,000,650
	PartnerRe Ltd.	20,000	1,224,400
	St. Paul Travelers Companies, Inc.	32,505	1,185,782
	UnumProvident Corp.	37,500	583,875
	Wesco Financial Corp.	7,750	2,985,688
		Insurance Total	9,143,735
Real Estate – 0.2%
	Post Properties, Inc., REIT	30,000	1,023,000
		Real Estate Total	1,023,000
Thrifts & Mortgage Finance – 0.7%
	Freddie Mac	27,500	1,877,150

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	MGIC Investment Corp.	20,000	1,360,000
		Thrifts & Mortgage Finance Total	3,237,150
		FINANCIALS TOTAL	47,907,028
HEALTH CARE – 10.5%
Biotechnology – 1.2%
	Amgen, Inc. (a)	27,500	1,651,100
	Applera Corp. - Applied Biosystems Group	50,000	1,025,000
	Biogen Idec, Inc. (a)	22,500	1,320,300
	MedImmune, Inc. (a)	67,500	1,795,500
		Biotechnology Total	5,791,900
Health Care Equipment & Supplies – 2.3%
	Baxter International, Inc.	75,000	2,373,750
	Cyberonics, Inc. (a)	62,500	1,160,625
	Cytyc Corp. (a)	50,000	1,342,000
	Haemonetics Corp. (a)	50,000	1,745,000
	Hospira, Inc. (a)	82,500	2,658,975
	National Dentex Corp. (a)	16,319	426,089
	Waters Corp. (a)	20,000	933,200
		Health Care Equipment & Supplies Total	10,639,639
Health Care Providers & Services – 2.4%
	Accredo Health, Inc. (a)	40,000	1,082,800
	Andrx Corp. (a)	60,000	1,068,000
	Health Management Associates, Inc., Class A	40,000	883,600
	HEALTHSOUTH Corp. (a)	100,000	570,000
	Henry Schein, Inc. (a)	16,700	1,088,506
	McKesson Corp.	62,500	1,846,875
	Omnicare, Inc.	50,000	1,620,500
	Quest Diagnostics, Inc.	25,000	2,343,750
	Tenet Healthcare Corp. (a)	67,500	732,375
		Health Care Providers & Services Total	11,236,406
Pharmaceuticals – 4.6%
	Abbott Laboratories	50,000	2,098,000
	Bristol-Myers Squibb Co.	32,593	765,935
	Dr. Reddy’s Laboratories Ltd., ADR	30,000	531,300
	Elan Corp. PLC, ADR (a)	40,000	1,056,000
	Endo Pharmaceuticals Holdings, Inc. (a)	50,000	1,024,000
	Gedeon Richter Ltd. (Hungary)	12,500	1,539,397
	Merck & Co., Inc.	60,000	1,681,200

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, ADR	30,000	1,441,500
	Pfizer, Inc.	73,700	2,046,649
	Schering-Plough Corp.	75,000	1,338,750
	Shire Pharmaceuticals Group PLC, ADR	42,500	1,276,275
	Taro Pharmaceuticals Industries Ltd. (a)	50,000	1,482,000
	Valeant Pharmaceuticals International	77,500	1,876,275
	Watson Pharmaceuticals, Inc. (a)	50,000	1,452,500
	Wyeth	50,000	1,993,500
		Pharmaceuticals Total	21,603,281
		HEALTH CARE TOTAL	49,271,226
INDUSTRIALS – 10.6%
Aerospace & Defense – 0.4%
	BE Aerospace, Inc. (a)	72,500	768,282
	Raytheon Co.	30,000	1,210,200
		Aerospace & Defense Total	1,978,482
Airlines – 0.4%
	AMR Corp. (a)	125,000	1,128,750
	Continental Airlines, Inc., Class B (a)	50,000	557,000
		Airlines Total	1,685,750
Building Products – 0.2%
	Toto Ltd. (Japan)	100,000	890,296
		Building Products Total	890,296
Commercial Services & Supplies – 2.5%
	Asset Acceptance Capital Corp. (a)	28,000	577,080
	Avery Dennison Corp.	50,000	2,933,000
	Cendant Corp.	100,000	2,267,000
	Central Parking Corp.	40,000	607,200
	Copart, Inc. (a)	32,500	702,000
	G&K Services, Inc., Class A	20,000	821,600
	R.R. Donnelley & Sons Co.	62,500	2,168,750
	Waste Management, Inc.	50,000	1,490,500
		Commercial Services & Supplies Total	11,567,130
Construction & Engineering – 0.3%
	Shaw Group, Inc. (a)	77,500	1,141,575
	URS Corp. (a)	10,000	300,400
		Construction & Engineering Total	1,441,975

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.7%
	Thomas & Betts Corp. (a)	100,000	3,164,000
		Electrical Equipment Total	3,164,000
Industrial Conglomerates – 1.6%
	3M Co.	67,500	5,372,325
	General Electric Co.	50,000	1,768,000
	Walter Industries, Inc.	20,000	503,600
		Industrial Conglomerates Total	7,643,925
Machinery – 3.8%
	AGCO Corp. (a)	30,000	653,700
	Bucyrus International, Inc., Class A	30,000	1,185,000
	Caterpillar, Inc.	32,500	2,975,375
	Deere & Co.	30,000	2,151,900
	Eaton Corp.	40,000	2,696,000
	Federal Signal Corp.	50,000	860,000
	Flowserve Corp. (a)	30,000	756,600
	JLG Industries, Inc.	125,000	2,175,000
	Pall Corp.	62,500	1,693,125
	Timken Co.	77,500	2,015,000
	Tomra Systems ASA (Norway)	150,000	804,958
		Machinery Total	17,966,658
Marine – 0.5%
	A.P. Moller - Maersk A/S (Denmark)	140	1,144,218
	Finnlines Oyj (Finland)	65,000	1,133,076
		Marine Total	2,277,294
Road & Rail – 0.2%
	Kansas City Southern (a)	50,000	850,500
		Road & Rail Total	850,500
		INDUSTRIALS TOTAL	49,466,010
INFORMATION TECHNOLOGY – 8.0%
Communications Equipment – 2.2%
	ADC Telecommunications, Inc. (a)	125,000	293,750
	Andrew Corp. (a)	40,000	568,000
	Aspect Communications Corp. (a)	75,000	813,750
	Comverse Technology, Inc. (a)	50,000	1,063,500
	Lucent Technologies, Inc. (a)	125,000	491,250
	Motorola, Inc.	40,000	770,400
	Nokia Oyj, ADR	125,000	2,021,250
	Polycom, Inc. (a)	57,500	1,313,300
	Tandberg ASA (Norway)	120,000	1,356,556

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	UTStarcom, Inc. (a)	82,500	1,612,050
		Communications Equipment Total	10,303,806
Computers & Peripherals – 0.8%
	Hypercom Corp. (a)	150,000	912,000
	International Business Machines Corp.	10,000	942,400
	SanDisk Corp. (a)	37,500	846,750
	Sun Microsystems, Inc. (a)	175,000	971,250
		Computers & Peripherals Total	3,672,400
Electronic Equipment & Instruments – 0.3%
	Celestica, Inc. (a)	62,500	948,750
	Solectron Corp. (a)	75,000	468,750
		Electronic Equipment & Instruments Total	1,417,500
Internet Software & Services – 0.1%
	NIC, Inc. (a)	75,000	344,625
		Internet Software & Services Total	344,625
IT Services – 1.3%
	Convergys Corp. (a)	65,000	966,550
	DST Systems, Inc. (a)	62,500	3,046,875
	First Data Corp.	48,250	1,982,592
		IT Services Total	5,996,017
Office Electronics – 0.2%
	Xerox Corp. (a)	75,000	1,149,000
		Office Electronics Total	1,149,000
Semiconductors & Semiconductor Equipment – 1.7%
	FEI Co. (a)	75,000	1,604,250
	LSI Logic Corp. (a)	100,000	529,000
	National Semiconductor Corp.	75,000	1,159,500
	Samsung Electronics Co., Ltd., GDR (b)	15,000	3,075,000
	Teradyne, Inc. (a)	40,000	682,400
	Texas Instruments, Inc.	47,500	1,148,550
		Semiconductors & Semiconductor Equipment Total	8,198,700
Software – 1.4%
	Check Point Software Technologies Ltd. (a)	57,500	1,365,050
	Microsoft Corp.	112,500	3,016,125
	Novell, Inc. (a)	100,000	610,000
	Parametric Technology Corp. (a)	150,000	877,500

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Quest Software, Inc. (a)	45,000	696,600
		Software Total	6,565,275
		INFORMATION TECHNOLOGY TOTAL	37,647,323
MATERIALS – 6.3%
Chemicals – 3.6%
	Air Products & Chemicals, Inc.	32,500	1,860,625
	Calgon Carbon Corp.	125,000	1,168,750
	Dow Chemical Co.	30,000	1,514,100
	E.I. du Pont de Nemours & Co.	32,500	1,472,900
	International Flavors & Fragrances, Inc.	52,500	2,126,250
	Millennium Chemicals, Inc. (a)	50,000	1,329,000
	Mosaic Co. (a)	40,000	695,200
	Potash Corp. of Saskatchewan, Inc.	55,000	4,211,900
	Rohm and Haas Co.	40,000	1,763,600
	Zeon Corp. (Japan)	75,000	601,985
		Chemicals Total	16,744,310
Construction Materials – 0.3%
	Martin Marietta Materials, Inc.	27,500	1,381,875
		Construction Materials Total	1,381,875
Containers & Packaging – 0.3%
	Sealed Air Corp. (a)	10,000	514,100
	Smurfit-Stone Container Corp. (a)	50,000	898,000
		Containers & Packaging Total	1,412,100
Metals & Mining – 1.5%
	Centerra Gold, Inc. (a) (Canada)	75,000	1,524,429
	Companhia Vale do Rio Doce, ADR	127,500	3,164,550
	CONSOL Energy, Inc.	20,000	854,000
	Gammon Lake Resources, Inc. (a)	50,000	310,500
	WMC Resources Ltd.	50,000	1,110,500
		Metals & Mining Total	6,963,979
Paper & Forest Products – 0.6%
	Bowater, Inc.	20,000	810,200
	Neenah Paper, Inc. (a)	19,800	699,336
	Votorantim Celulose e Papel SA, ADR	40,000	1,506,000
		Paper & Forest Products Total	3,015,536
		MATERIALS TOTAL	29,517,800
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.9%
	BellSouth Corp.	50,000	1,341,000

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	CenturyTel, Inc.	30,000	987,600
	Compania Anonima Nacional Telefonos de Venezuela, ADR	75,000	1,698,000
	SBC Communications, Inc.	50,000	1,258,500
	TDC A/S, ADR	20,000	410,000
	Telekomunikasi Indonesia, ADR	62,500	1,386,250
	Verizon Communications, Inc.	47,500	1,958,425
		Diversified Telecommunication Services Total	9,039,775
Wireless Telecommunication Services – 0.7%
	Millicom International Cellular SA (a)	62,500	1,385,000
	VimpelCom, ADR (a)	45,000	1,752,300
		Wireless Telecommunication Services Total	3,137,300
		TELECOMMUNICATION SERVICES TOTAL	12,177,075
UTILITIES – 3.1%
Electric Utilities – 1.6%
	Edison International	65,000	2,073,500
	Exelon Corp.	30,000	1,251,300
	Northeast Utilities	38,400	700,032
	TECO Energy, Inc.	100,000	1,496,000
	TXU Corp.	20,000	1,256,400
	Westar Energy, Inc.	30,000	664,500
		Electric Utilities Total	7,441,732
Gas Utilities – 0.4%
	NiSource, Inc.	75,000	1,634,250
	NUI Corp. (a)	32,000	438,400
		Gas Utilities Total	2,072,650
Multi-Utilities & Unregulated Power – 0.8%
	Calpine Corp. (a)	125,000	485,000
	Duke Energy Corp.	57,500	1,453,600
	Dynegy, Inc., Class A (a)	100,000	565,000
	ONEOK, Inc.	47,500	1,326,200
		Multi-Utilities & Unregulated Power Total	3,829,800
Water Utilities – 0.3%
	California Water Service Group	37,500	1,311,375
		Water Utilities Total	1,311,375
		UTILITIES TOTAL	14,655,557
	Total Common Stocks (cost of $263,805,294)		345,177,508

		Shares	Value ($)
Investment Management Company – 0.3%
	Japan Smaller Capitalization Fund, Inc. (Cost of $818,254)	125,000	1,488,750

		Par ($)
Short-Term Obligation – 24.0%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by U.S. Treasury Notes with various maturities to 07/15/09, market value of $114,278,600 (repurchase proceeds $112,040,726)	112,035,000	112,035,000

	Total Short-Term Obligation (cost of $112,035,000)		112,035,000

	Total Investments – 98.1% (cost of $376,658,548)(c)(d)		458,701,258

	Other Assets & Liabilities, Net – 1.9%		8,949,499

	Net Assets – 100.0%		467,650,757

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security represents 0.7% of net assets.

(c)	Cost for federal income tax purposes is $376,658,548.

(d)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$82,918,690	$(875,980)	$82,042,710

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Strategic Investor Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005